SCHEDULE OF WHOLLY OWNED SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2023
BNK Petroleum Holding Inc. [Member]
IfrsStatementLineItems [Line Items]
Name of company	BNK Petroleum Holding Inc.
Ownership Percentage	100.00%
Country of operation	United States
BNK Petroleum (US) Inc. [Member]
IfrsStatementLineItems [Line Items]
Name of company	BNK Petroleum (US) Inc.
Ownership Percentage	100.00%
Country of operation	United States
BNK Sedano Hidrocarburos, S.L. [Member]
IfrsStatementLineItems [Line Items]
Name of company	BNK Sedano Hidrocarburos, S.L.
Ownership Percentage	100.00%
Country of operation	Spain
BNK Sedano Holdings B.V. [Member]
IfrsStatementLineItems [Line Items]
Name of company	BNK Sedano Holdings B.V.
Ownership Percentage	100.00%
Country of operation	Netherlands